Intangible Assets - Summary of Carrying Value of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 2,145	£ 2,094
OPM [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		18
Virtual Schools [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		374
Assessments [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		1,002
International [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		£ 700
Assessment & Qualifications [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,198
Virtual Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	395
English Language Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	153
Workforce Skills [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	223
Higher Education [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	68
Strategic Review [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 108